INCOME TAXES (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 794	$ 246
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	735	993
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	31	34
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	250	388
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ 1,748	$ 1,101